Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Columbia Select Small Cap Fund), Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes))	0 Months Ended
Jan. 17, 2012
(Columbia Select Small Cap Fund) | Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%